GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment charges	$ 0	$ 183	$ 2,498	$ 533	$ 0	$ 0	$ 242	$ 0	$ 3,214	$ 242	$ 0
Asset Impairment Charges									661
Indefinite other intangible asset, carrying amount	1,029				1,110				1,029	1,110
Trademarks and Trade Names [Member]
Goodwill [Line Items]
Indefinite other intangible asset, carrying amount	1,029				$ 1,110				1,029	1,110
Mobility & Materials
Goodwill [Line Items]
Goodwill impairment charges									1,664
Asset Impairment Charges									339
Mobility & Materials | Trademarks and Trade Names [Member]
Goodwill [Line Items]
Indefinite other intangible asset, carrying amount	$ 289								289
Mobility & Materials | Indefinite-lived Intangible Assets [Member]
Goodwill [Line Items]
Asset Impairment Charges									21
Asset Impairment Charges, Net of Tax									16
Corporate
Goodwill [Line Items]
Goodwill impairment charges									716	$ 242
Asset Impairment Charges									322
Corporate | Photovoltaic & Advanced Materials [Member]
Goodwill [Line Items]
Goodwill impairment charges									183
Corporate | Indefinite-lived Intangible Assets [Member]
Goodwill [Line Items]
Asset Impairment Charges									52
Asset Impairment Charges, Net of Tax									39
Corporate | Photovoltaic & Advanced Materials [Member]
Goodwill [Line Items]
Goodwill impairment charges									$ 533